Label	Element	Value
Columbia Seligman Semiconductor and Technology ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of the Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Columbia Seligman Semiconductor and Technology ETF (the Fund) seeks capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions, to financial intermediaries, which are not reflected in the table and example below. If such expenses were reflected, the expenses set forth below would be higher.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 26% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	26.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated (whether or not shares are redeemed), and assumes that:
■
you invest $10,000 in the Fund for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (ETF) that operates pursuant to an exemptive order from the Securities and Exchange Commission (the Order) and is not required to publicly disclose its complete portfolio holdings each business day. Additional information about this appears below.
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of semiconductor, semiconductor equipment and related technology companies (Semiconductor and Tech Companies). A company is considered a Semiconductor and Tech Company if, at the time of Fund investment, the company is categorized by the Global Industry Classification Standard (GICS®) as within the semiconductor and semiconductor equipment industry or at least 50% of the company’s revenues, sales, earnings or assets arises from or is dedicated to the design, development, manufacturing process, distribution or sale of semiconductors, other integrated circuits (ICs) or semiconductor equipment. A Semiconductor and Tech Company may also include a company that primarily internally sources/develops (versus purchasing from third parties) its own semiconductors, ICs or semiconductor equipment for its technology products. The companies that the Fund invests in generally operate in the following industries as categorized by GICS®: semiconductors and semiconductor equipment; communication equipment; electronic equipment, instruments and components; technology hardware, storage and peripherals; and software. The Fund has a policy of investing at least 25% of its assets in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®.
The Fund may invest in securities of companies of any size, including small- and mid-capitalization companies. The Fund typically employs a focused portfolio investing style, generally holding between 30 and 50 securities. However, the Fund may at any time hold less or more securities than the range noted. The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund. The Fund will generally invest in common stocks. The Fund’s portfolio managers use extensive in-depth research into specific companies to find those companies that they believe offer significant prospects for future growth (i.e., growth stocks). The Fund may invest in or have investment exposure to foreign companies.
The Fund is an actively managed ETF that operates pursuant to the Order and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the Fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the Fund but is not the Fund’s actual portfolio. The Tracking Basket is comprised of: select recently disclosed portfolio holdings and/or select securities from the universe from which the Fund’s investments are selected (Strategy Components); liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the Fund invests (Representative ETFs); and cash and cash equivalents. The Tracking Basket often may include a significant percentage of the securities held in the Fund’s portfolio, but it will exclude (or modify the weightings of) certain securities held in the Fund’s portfolio, such as those securities that the Fund’s portfolio managers are actively looking to purchase or sell, or securities which, if disclosed, could increase the risk of front-running (trading ahead) or free-riding (mirroring) the Fund's investment strategy. For additional information regarding the Tracking Basket, see the section “How the Fund Differs from ETFs that Disclose their Portfolio Holdings Daily” in the Prospectus.
The Fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the Fund that formed the basis for the Fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the Fund’s actual portfolio in percentage terms.
The GICS® was developed by and/or is the exclusive property of MSCI, Inc. (MSCI®) and S&P Global Market Intelligence Inc. (S&P Global Market Intelligence). GICS® is a service mark of MSCI® and S&P Global Market Intelligence and has been licensed for use by Columbia Management Investment Advisers, LLC (the Fund's Investment Manager). Neither GICS®, MSCI®, nor S&P Global Market Intelligence are affiliated with the Fund, the Investment Manager or any Columbia entity.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes. Your actual after-tax returns will depend on your personal tax situation and may differ from those shown in the table. In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.426.3750 or visiting columbiathreadneedleus.com/etfs.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with the index the Fund seeks to track, which provides a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.426.3750
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	columbiathreadneedleus.com/etfs
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year by Year Total Return (%) as of December 31 Each Year
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart Best 1st Quarter 2023 20.43% Worst 3rd Quarter 2023 -5.74%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for periods ended December 31, 2023)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown in the Average Annual Total Returns table below are calculated using the highest historical individual U.S. federal marginal income tax rates in effect during the period indicated in the table and do not reflect the impact of state, local or foreign taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	In addition, the after-tax returns shown in the table do not apply to shares held in tax-advantaged accounts such as 401(k) plans or Individual Retirement Accounts (IRAs).
Columbia Seligman Semiconductor and Technology ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.

Columbia Seligman Semiconductor and Technology ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	There is no assurance that the Fund will achieve its investment objective and you may lose money.
Columbia Seligman Semiconductor and Technology ETF | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Columbia Seligman Semiconductor and Technology ETF | Active Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. The Fund is not an index fund (it does not seek to track the performance of an index), nor does it provide daily transparency into its portfolio holdings like most other ETFs. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies. Active trading of portfolio and Tracking Basket securities may result in added expenses, a lower return and increased tax liability, including relative to other ETFs.

Columbia Seligman Semiconductor and Technology ETF | Arbitrage Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Arbitrage Risk. Unlike ETFs that publicly disclose their complete portfolio holdings daily, the Fund discloses each business day the Tracking Basket and Tracking Basket Weight Overlap, which are intended to allow market participants to estimate the value of positions in the Fund’s shares. Although this information is designed to facilitate arbitrage opportunities in Fund shares to minimize bid/ask spreads and/or premiums or discounts between the market price and the NAV of the Fund’s shares, this structure is novel and there is no guarantee the Fund’s arbitrage mechanism will operate as intended or that the Fund will not experience greater premiums or discounts between the market price and NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs.

Columbia Seligman Semiconductor and Technology ETF | Authorized Participant Concentration Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Authorized Participant Concentration Risk. Only an Authorized Participant (as defined below) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants, none of which are or will be obligated to engage in creation or redemption transactions. To the extent that these institutions exit the business or are unable or unwilling to proceed with creation and/or redemption orders with respect to the Fund and no other Authorized Participant is able or willing to step forward to create or redeem Creation Units, Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund’s shares and/or wider bid/ask spreads than those experienced by other ETFs. Additionally, the Fund could possibly face trading halts and/or delisting from the Exchange. This risk may be heightened due to the fact that the Fund does not disclose its complete portfolio holdings daily, unlike passive ETFs and certain other actively managed ETFs, and could be greater in times of market stress, including at both the Fund share level and at the Fund holdings level.

Columbia Seligman Semiconductor and Technology ETF | Early Late Close Trading Halt Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Early/Late Close/Trading Halt Risk.  An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell these securities. There may be circumstances where a security held in the Fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If the Investment Manager determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the Fund’s portfolio, will be publicly disclosed on the Fund’s website and the Investment Manager will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the Fund and its shareholders. If securities representing 10% or more of the Fund’s portfolio do not have readily available market quotations, the Investment Manager will promptly request the Exchange to halt trading on the Fund, meaning that investors would not be able to trade Fund shares.

Columbia Seligman Semiconductor and Technology ETF | Focused Portfolio Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Columbia Seligman Semiconductor and Technology ETF | Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies, and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities.

Columbia Seligman Semiconductor and Technology ETF | Fund Shares Liquidity Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Fund Shares Liquidity Risk. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active, liquid or otherwise orderly trading market for shares will be established or maintained by market makers or Authorized Participants, particularly in times of stressed market conditions. There is no guarantee that the Fund will be able to attract market makers and Authorized Participants. There is no obligation for market makers to make a market in the Fund’s shares or for Authorized Participants to submit purchase or redemption orders for creation units. Accordingly, if such parties determine not to perform their respective functions, this could, such as during times of market stress, in turn, lead to variances between the market price of the Fund’s shares and the underlying value of those shares and bid/ask spreads could widen. Trading in Fund shares on the Exchange also may be disrupted or even halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable. In addition, trading in Fund shares on the Exchange may be subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There also can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund’s shares will continue to be met or will remain unchanged.

Columbia Seligman Semiconductor and Technology ETF | Growth Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.

Columbia Seligman Semiconductor and Technology ETF | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other ETFs.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.

Columbia Seligman Semiconductor and Technology ETF | Market Price Relative to NAV Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Price Relative to NAV Risk. Shares of the Fund may trade at prices that vary from Fund NAV. Shares of the Fund are listed for trading on the Exchange and are bought and sold in the secondary market at market prices that may differ, in some cases significantly, from their NAV. The NAV of the Fund will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of shares, however, will generally fluctuate in response to changes in NAV, as well as the relative supply of, and demand for, Fund shares on the Exchange. Fund shares may trade at a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads than those experienced by other ETFs, including ETFs that make their full portfolio holdings public on a daily or otherwise more frequent basis than the Fund. The Investment Manager cannot predict whether Fund shares will trade below, at or above their NAV. Price differences may result because of, among other factors, supply and demand forces in the secondary trading market for Fund shares. It is expected that these forces generally will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings. In this regard, if a shareholder purchases Fund shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses. Different investment strategies or techniques, including those intended to be defensive in nature, including, as examples, stop loss orders to sell an ETF’s shares in the secondary market during negative market events or conditions, such as a “flash crash” or other market disruptions, may not work as intended and may produce significant losses to investors. Investors should consult their financial intermediary prior to using any such investment strategies or techniques, or before investing in the Fund.

Columbia Seligman Semiconductor and Technology ETF | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions and could result in a greater premium or discount between the market price and the NAV of the Fund's shares and wider bid/ask spreads than those experienced by other ETFs.

Columbia Seligman Semiconductor and Technology ETF | Secondary Market Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Secondary Market Trading Risk. Investors buying or selling Fund shares will pay brokerage commissions or other charges imposed by brokers as determined by that broker. Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. The Fund has no public trading history and may operate differently from ETFs that publish their complete portfolio holdings on a daily basis, which could lead to the Fund shares trading at a greater premium or discount between the market price and the NAV of the Fund's shares and/or wider bid/ask spreads (particularly during periods of market disruption or volatility) than those experienced by other ETFs. As a result, it may cost investors more to trade Fund shares than shares of other ETFs.

Columbia Seligman Semiconductor and Technology ETF | Semiconductor and Semiconductor Equipment Industry Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Semiconductor and Semiconductor Equipment Industry Risk. The Fund will concentrate (have at least 25% of its assets) in companies in the semiconductor and semiconductor equipment industry as categorized by GICS®. Companies in the same or related industries may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments than funds that invest more broadly. Generally, the more broadly a fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility. The Fund is sensitive to, and its performance may depend to a greater extent on, the overall condition of the semiconductor and semiconductor equipment industry. The risks of investments in the industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products and related technology; economic performance of the customers of semiconductor and related companies; their research costs and the risks that their products may not prove commercially successful; and thin capitalization and limited product lines, markets, financial resources or quality management and personnel. These companies rely on a combination of patents, trade secret laws and contractual provisions to protect their technologies. The industry is characterized by frequent litigation regarding patent and other intellectual property rights, which may require such companies to defend against competitors’ assertions of intellectual property infringement or misappropriation. The international operations of many companies expose them to the risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations, tariffs, and trade disputes. Business conditions in this industry can change rapidly from periods of strong demand to periods of weak demand. Any future downturn in the industry could harm the business and operating results of these companies. The stock prices of companies in the industry have been and will likely continue to be volatile relative to the overall market.

Columbia Seligman Semiconductor and Technology ETF | Tracking Basket Structure Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Tracking Basket Structure Risk. The Fund’s Tracking Basket structure may affect the price at which the Fund shares trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the Fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their complete portfolio holdings on a daily basis and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the Fund seeks to benefit from not disclosing portfolio holdings daily, market participants may attempt to use the Tracking Basket to identify the Fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders, such as front-running (trading ahead) or free-riding (mirroring) the Fund’s strategy.

Columbia Seligman Semiconductor and Technology ETF | Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.76%	[2]
Less: Fee waivers and/or expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	rr_NetExpensesOverAssets	0.75%
1 year	rr_ExpenseExampleYear01	$ 77
3 years	rr_ExpenseExampleYear03	242
5 years	rr_ExpenseExampleYear05	421
10 years	rr_ExpenseExampleYear10	941
1 year	rr_ExpenseExampleNoRedemptionYear01	77
3 years	rr_ExpenseExampleNoRedemptionYear03	242
5 years	rr_ExpenseExampleNoRedemptionYear05	421
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 941
2023	rr_AnnualReturn2023	45.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.43%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.74%)
1 Year	rr_AverageAnnualReturnYear01	45.34%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2022
Columbia Seligman Semiconductor and Technology ETF | returns after taxes on distributions | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	44.98%
Life of Fund	rr_AverageAnnualReturnSinceInception	7.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2022
Columbia Seligman Semiconductor and Technology ETF | returns after taxes on distributions and sale of Fund shares | Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	27.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	5.67%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 29, 2022
Columbia Seligman Semiconductor and Technology ETF | PHLX Semiconductor Sector Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	67.00%
Life of Fund	rr_AverageAnnualReturnSinceInception	11.23%
Columbia Seligman Semiconductor and Technology ETF | S&P 500 Index (reflects no deductions for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	26.29%
Life of Fund	rr_AverageAnnualReturnSinceInception	4.11%

[1]	Pursuant to the Investment Management Services Agreement with Columbia ETF Trust I on behalf of the Fund, Columbia Management Investment Advisers, LLC pays the operating costs and expenses of the Fund, but not taxes, interest, brokerage expenses, portfolio transaction expenses, and infrequent and/or unusual expenses.
[2]	“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
[3]	Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding interest (but not Fund overdraft charges), brokerage commissions, and infrequent and/or unusual expenses) through February 28, 2025, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses, subject to applicable exclusions, will not exceed the annual rate of 0.75%.